Schedule of Performance-Based RSUs Activity (Details) - Performance Shares [Member]	12 Months Ended
	Dec. 31, 2025 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Performance-Based RSUs unvested, Beginning balane | shares	478,806
Weighted-average grant date fair value, Beginning balane | $ / shares	$ 3,193,353.00
Performance-Based RSUs unvested, Beginning balane | shares	79,295	[1]
Weighted-average grant date fair value, Beginning balane | $ / shares	$ 528,851.00	[1]
Performance-Based RSUs unvested, Beginning balane | shares	(243,180)	[2]
Weighted-average grant date fair value, Beginning balane | $ / shares	$ (1,621,867.00)	[2]
Performance-Based RSUs unvested, Beginning balane | shares	(39,357.00)
Weighted-average grant date fair value, Beginning balane | $ / shares	$ (262,487.00)
Performance-Based RSUs unvested, Beginning balane | shares
Weighted-average grant date fair value, Beginning balane | $ / shares
Performance-Based RSUs unvested, Beginning balane | shares	275,564
Weighted-average grant date fair value, Beginning balane | $ / shares	$ 1,837,850.00

[1]	The company is contractually obligated to issue these RSU’s at 1 January 2025, however, the RSU’s have yet to be documented and granted.
[2]	RSU’s listed as vested are not exercisable but representative of the pro-rata portion of the RSU grant vested in the period